1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
BRENDEN P. CARROLL brenden.carroll@dechert.com +1 202 261 3458 Direct +1 202 261 3027 Fax

December 5, 2017

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”), File Nos. 33-17619 and 811-05349

Post-Effective Amendment No. 633 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on November 30, 2017.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll
Brenden P. Carroll